Financial structure and financial costs - Net-debt-to-equity ratio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net-debt-to-equity ratio
Current borrowings	$ 14,819	$ 13,306	$ 11,096
Other current financial liabilities	487	478	245
Current financial assets	(3,992)	(3,654)	(3,393)
Net financial assets and liabilities held for sale or exchange	301	(15)
Non-current financial debt	47,773	40,129	41,340
Non-current financial assets	(912)	(680)	(679)
Cash and cash equivalents	(27,352)	(27,907)	(33,185)	$ (24,597)
Net financial debt	31,124	21,657	15,424
Shareholders' equity - Group share	116,778	115,640	111,556
Non-controlling interests	2,527	2,474	2,481
Total shareholders' equity	$ 119,305	$ 118,114	$ 114,037	$ 101,574
Net-debt-to-equity ratio (as a percent)	20.70%	15.50%	11.90%